Income Tax - Schedule Of Components Of Income Tax Expense Benefit (Details)	10 Months Ended
Dec. 31, 2021 USD ($)
Federal
Current	$ 0
Deferred	(584,028)
State
Current	0
Deferred	0
Change in valuation allowance	584,028
Income tax provision	$ 0